Company Information (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit	$ (128,524)	$ (79,176)	$ (52,422)
Cash and cash equivalents	$ 8,786	$ 117	$ 351